Segment Information (Details) - USD ($)	Apr. 30, 2015	Jul. 31, 2014	Apr. 30, 2014	Jul. 31, 2013
Identifiable Assets	$ 2,813,705	$ 5,522,457	$ 5,522,457	$ 4,852,863
Canada
Identifiable Assets		3,719,760		2,825,894
United States
Identifiable Assets		1,802,697		2,026,969
Identifiable Assets
Identifiable Assets		$ 5,522,457		$ 4,852,863